Summary of Significant Accounting Policies - Loans receivable, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loan receivables	¥ 31,273	¥ 64,292
Minimum
Debt instrument term	30 days
Maximum
Debt instrument term	5 years